Cash, Cash Equivalents and Current Marketable Securities (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Cash, Cash Equivalents and Current Marketable Securities (Textual) [Abstract]
Cash And Cash Equivalents And Current Marketable Securities At Fair Value		$ 32,262
Available-for-sale Securities, Gross Unrealized Gains		1
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Available-for-sale Securities, Current	6,178	7,719
US Government Agencies Debt Securities [Member]
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Available-for-sale Securities, Current	5,726	7,545
Corporate Debt Securities [Member]
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Available-for-sale Securities, Current	$ 452	$ 174